Income Tax (Narrative) (Details) CAD in Millions	12 Months Ended
Feb. 28, 2017 CAD
Income Tax 1	26.00%
Income Tax 2	26.00%
Income Tax 3	26.00%
Income Tax 4	CAD 8.0
Income Tax 5	CAD 10.8